Business segment information - Adjustment items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business segment information
Operating income	$ 16,017	$ 7,755	$ 5,459
Net income, Group share	11,446	8,631	6,196
Adjustments
Business segment information
Operating income	(2,824)	(5,098)	(2,741)
Net income, Group share	(2,113)	(1,947)	(2,091)
Adjustments - Inventory valuation effect
Business segment information
Operating income	(595)	357	652
Net income, Group share	(420)	282	479
Adjustments - Effect of changes in fair value
Business segment information
Operating income	48	(20)	(4)
Net income, Group share	38	(16)	(3)
Adjustments - Restructuring charges
Business segment information
Operating income	(70)	(49)	(37)
Net income, Group share	(138)	(66)	(32)
Adjustments - Asset impairment charges
Business segment information
Operating income	(1,774)	(4,662)	(2,229)
Net income, Group share	(1,595)	(3,884)	(2,097)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share	(16)	2,452	267
Adjustments - Other items
Business segment information
Operating income	(433)	(724)	(1,123)
Net income, Group share	18	(715)	(705)
Exploration & Production
Business segment information
Operating income	12,570	2,792	(431)
Exploration & Production | Adjustments
Business segment information
Operating income	(1,455)	(4,427)	(2,780)
Net income, Group share	(1,079)	(3,693)	(1,877)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income	(67)	(42)	(19)
Net income, Group share	(94)	(11)	(4)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income	(1,256)	(4,308)	(2,089)
Net income, Group share	(1,259)	(3,583)	(1,867)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share	(14)	188	287
Exploration & Production | Adjustments - Other items
Business segment information
Operating income	(132)	(77)	(672)
Net income, Group share	288	(287)	(293)
Gas, Renewables & Power
Business segment information
Operating income	(140)	(276)	(161)
Gas, Renewables & Power | Adjustments
Business segment information
Operating income	(697)	(700)	(449)
Net income, Group share	(410)	(558)	(394)
Gas, Renewables & Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	48	(20)	(4)
Net income, Group share	38	(16)	(3)
Gas, Renewables & Power | Adjustments - Restructuring charges
Business segment information
Operating income			(18)
Net income, Group share	(10)	(11)	(28)
Gas, Renewables & Power | Adjustments - Asset impairment charges
Business segment information
Operating income	(516)	(291)	(139)
Net income, Group share	(288)	(238)	(131)
Gas, Renewables & Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share	(2)		5
Gas, Renewables & Power | Adjustments - Other items
Business segment information
Operating income	(229)	(389)	(288)
Net income, Group share	(148)	(293)	(237)
Refining & Chemicals
Business segment information
Operating income	2,513	4,170	4,991
Refining & Chemicals | Adjustments
Business segment information
Operating income	(618)	114	625
Net income, Group share	(530)	2,412	329
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	(589)	344	695
Net income, Group share	(414)	295	498
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Operating income	(3)	(4)
Net income, Group share	(34)	(42)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income	(2)	(53)
Net income, Group share	(48)	(53)	(78)
Refining & Chemicals | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share		2,139
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income	(24)	(173)	(70)
Net income, Group share	(34)	73	(91)
Marketing & Services
Business segment information
Operating income	1,841	1,819	1,789
Marketing & Services | Adjustments
Business segment information
Operating income	(45)	(21)	(137)
Net income, Group share	(53)	70	(146)
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	(6)	13	(43)
Net income, Group share	(6)	(13)	(19)
Marketing & Services | Adjustments - Restructuring charges
Business segment information
Operating income		(3)
Net income, Group share		(2)
Marketing & Services | Adjustments - Asset impairment charges
Business segment information
Operating income		(10)	(1)
Net income, Group share		(10)	(18)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share		125	(25)
Marketing & Services | Adjustments - Other items
Business segment information
Operating income	(39)	(21)	(93)
Net income, Group share	(47)	(30)	(84)
Corporate
Business segment information
Operating income	(767)	(750)	(729)
Corporate | Adjustments
Business segment information
Operating income	(9)	(64)
Net income, Group share	(41)	(178)	(3)
Corporate | Adjustments - Asset impairment charges
Business segment information
Net income, Group share			$ (3)
Corporate | Adjustments - Other items
Business segment information
Operating income	(9)	(64)
Net income, Group share	$ (41)	$ (178)